Parent Company Only Financial Information	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Only Financial Information
(25)	Parent Company Only Financial Information

The holding Company’s unconsolidated financial information at December 31, 2015 and for the year ended December 31, 2014 are as follows:

Condensed Balance Sheet

(in thousands)

	December 31,
	2015	2014
Assets
Cash	$11,671	$17,035
Investment in Subsidiary	56,193	41,317
Other assets	3,604	3,307

Total Assets	$71,468	$61,659

Liabilities
Other liabilities	$74	$33
Stockholder’s Equity
Stockholder’s Equity	71,394	61,626

Total liabilities and Stockholder Equity	$71,468	$61,659

Condensed Statement of Operations

(in thousands)

	December 31,
	2015	2014
Revenues	$106	$51
Expenses	(1,222)	(172)
Income tax benefit	319	46

Loss before net loss of subsidiary	(797)	(75)

Net loss of subsidiary	(1,434)	(2,386)

Net loss	$(2,231)	$(2,461)

Condensed Statement of Cash Flows

(in thousands)

	December 31,
	2015	2014
Net loss:	$(2,231)	$(2,461)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in loss of subsidiary	1,434	2,386
Change in other assets	(297)	(3,307)
Change in accrued expenses and other liabilities	41	33
Stock-based compensation expense	220	—

Net cash used in operating activities	(833)	(3,349)
Cash flows from investing activities:
Dividends received from subsidiary	18,800	—
Cash received in acquisition	(34,676)	—
Investment to bank subsidiary, net ESOP	—	(17,015)

Net cash used in investing activities	(15,876)	(17,015)
Cash flows from financing activities:
Net proceeds received from stock issuance	11,359	37,399
Payment of Dividend to Preferred Stock	(14)

Net cash provided by financing activities	11,345	37,399

Net (Decrease) Increase in Cash	$(5,364)	$17,035
Cash at beginning of year	17,035	—
Cash at end of year	11,671	17,035
Noncash items:
Accumulated other comprehensive loss, net change in unrealized gain on securities available for sale, net of taxes	$(108)	$—

Employee stock option expense from subsidiary	$371	$—

Employee stock ownership plan expense from subsidiary	$171	$136